Note 20 - Mortgage Banking Derivatives - Net Gains (Losses) Relating to Free-standing Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Forward Contracts [Member]
Net gains (losses)	$ 65	$ (88)
Interest Rate Contract [Member]
Net gains (losses)	$ (7)	$ 335